ING VARIABLE ANNUITIES
Golden American Life Insurance Company
Separate Account B of Golden American Life Insurance Company

                                PROSPECTUS SUPPLEMENT
                                 Dated July 18, 2001

                            Supplement to the Prospectus
                                Dated July 13, 2001 for
                  Deferred Combination Variable and Fixed Annuity Contracts
                      issued by Golden American Life Insurance Company
                       ("ING SmartDesign Variable Annuity Prospectus")


The information in this supplement updates and amends certain information contained in the prospectus dated July 13, 2001. You should read and keep this supplement along with the prospectus.

 1. The Early Withdrawal Charge schedule specific to "Roth IRA Contracts" on pages 8 and 23 of the prospectus is hereby deleted. The following Early Withdrawal Charge schedule is applicable to all contracts (including Roth IRA Contracts):

|------------------------------------------------------------------------------|
|                                      ALL CONTRACTS                           |
|------------------------------------------------------------------------------|
|                                            |                                 |
|                                            |                                 |
|                  Years From Receipt        |                                 |
|                 of Purchase Payment        |      Early Withdrawal Charge    |
|--------------------------------------------|---------------------------------|
|                     Less than 2            |                 7%              |
|              2 or more but less than 4     |                 6%              |
|              4 or more but less than 5     |                 5%              |
|              5 or more but less than 6     |                 4%              |
|              6 or more but less than 7     |                 3%              |
|                      7 or more             |                 0%              |
|------------------------------------------------------------------------------|

 2. The paragraph with an early withdrawal charge example related to Roth IRA contracts under the "First In, First Out" subsection on page 23 of the prospectus is hereby deleted.
 3. The fourth bullet in the "Initiating Payments" paragraph of "The Income Phase" subsection on page 38 of the prospectus is revised to read, "Choice of fixed and, if available at the time an income phase payment is elected, variable or a combination of both fixed and variable payments".




110730                                                      07/18/01